Accounts Receivables - Concessions (Tables)	12 Months Ended
Dec. 31, 2023
Accounts Receivables - Concessions
Schedule of accounts receivable

	12.31.2023	12.31.2022
Power distribution service concession (9.1)	1,954,679	1,442,819
Bonus from the grant of concession agreements under the quota system (9.2)	792,741	766,832
Generation concession agreements (9.3)	71,835	68,642
	2,819,255	2,278,293
Current	9,354	8,603
Noncurrent	2,809,901	2,269,690

Schedule of power distribution service concession

Balance as of January 1, 2022	1,200,708
Transfers from contract assets (Note 10.1)	168,072
Transfers to other receivables (assets held for disposal)	(5,048)
Fair value recognition	79,169
Loss on disposal	(82)
Balance as of December 31, 2022	1,442,819
Transfers from contract assets (Note 10.1)	451,250
Transfers to other receivables (assets held for disposal)	(1,287)
Fair value recognition	62,167
Loss on disposal	(270)
Balance as of December 31, 2023	1,954,679

Schedule of bonus from the grant of concession agreements

Balance as of January 1, 2022	730,851
Transfers to electricity grid use charges - customers	(82,458)
Interest (Note 30.1)	118,439
Balance as of December 31, 2022	766,832
Transfers to electricity grid use charges - customers	(88,461)
Interest (Note 30.1)	114,370
Balance as of December 31, 2023	792,741

Schedule of power generation concessions agreements

Balance as of January 1, 2022	102,220
Remeasurement	1,934
Fair value adjustment	(35,512)
Balance as of December 31, 2022	68,642
Fair value adjustment	3,193
Balance as of December 31, 2023	71,835